Other accounts receivable, net - Movement in the allowance for doubtful accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other accounts receivable, net
Balance as of beginning of the year	$ (32,708)	$ (40,308)	$ (11,304)
Write-offs	36,161	21,264	11,389
Increase in allowance	(16,118)	(13,664)	(40,393)
Balance as of end of the year	$ (12,665)	$ (32,708)	$ (40,308)